Consolidated Statements of Operations - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Income Statement [Abstract]
Net sales	$ 205,424	$ 177,807	$ 185,275
Cost of sales	126,269	111,499	111,720
Gross profit	79,155	66,308	73,555
Selling, general and administrative expenses	68,520	59,518	65,705
Depreciation and amortization	7,326	7,733	6,639
Impairment of long-lived assets	172	4,592	0
Total operating expenses	76,018	71,843	72,344
Operating income (loss)	3,137	(5,535)	1,211
Interest and other financial costs	8,761	9,712	8,007
(Loss) income before taxes and equity in earnings of joint venture	(5,624)	(15,247)	(6,796)
Income taxes (benefits)	0	0	0
Equity in earnings of joint venture, net of taxes of $0.8 million ($0.9 million in fiscal 2025 and $0.8 million in fiscal 2024)	2,229	2,428	2,165
Net (loss) income, net of tax	$ (3,395)	$ (12,819)	$ (4,631)
Weighted average common shares outstanding:
Basic	19,600	19,357	19,058
Diluted	19,600	19,357	19,058
Net (loss) income per common share:
Basic	$ (0.17)	$ (0.66)	$ (0.24)
Diluted	$ (0.17)	$ (0.66)	$ (0.24)